OTHER GAINS AND LOSSES—NET (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Realized gains / (losses) on derivatives		€ (6)	€ 113	€ (35)
Losses reclassified from OCI as a result of hedge accounting discontinuation		0	0	(6)
Realized and unrealized (losses) / gains on debt derivatives at fair value		(47)	39	16
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net		(1)	1	1
Impairment of assets		0	0	(43)
Restructuring costs		(1)	(3)	(13)
(Losses) / gains on pension plan amendments		47	(32)	(2)
Losses on disposal		(4)	(3)	(4)
Other		4	2	(3)
Total other gains and losses - net		(8)	117	(89)
Disclosure of income tax expense [line Items]
Impairment charge		0	0	43
(Losses) / gains on pension plan amendments		47	(32)	(2)
Collective bargaining agreement, period	3 years
OPEB
Analysis of income and expense [abstract]
(Losses) / gains on pension plan amendments		49
Disclosure of income tax expense [line Items]
Negative past service cost recorded to cancel gain originally recognized			€ 31
(Losses) / gains on pension plan amendments		€ 49
COVID-19
Analysis of income and expense [abstract]
Losses reclassified from OCI as a result of hedge accounting discontinuation				(6)
COVID-19 | A&T and AC&I
Analysis of income and expense [abstract]
Impairment of assets				(43)
Disclosure of income tax expense [line Items]
Impairment charge				€ 43